Income Taxes (Cash Paid for Income Taxes (Net of Refunds Received) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
United States - Federal	$ 533
United States - State	71
Foreign	398
Total	1,002	$ 989	$ 693
Ireland
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	175
Other foreign jurisdictions
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 223